Schedule of Investments (unaudited) March 31, 2021	BlackRock LifePath® Dynamic 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 92.9%
BlackRock Advantage Emerging Markets Fund, Class K	117,225	$1,529,782
Diversified Equity Master Portfolio	$6,880,667	6,880,667
International Tilts Master Portfolio	$1,810,646	1,810,646
iShares Developed Real Estate Index Fund, Class K	59,573	622,541
iShares MSCI Canada ETF(b)	9,860	335,733
iShares MSCI EAFE Small-Cap ETF(b)	14,430	1,036,651
iShares Russell 2000 ETF(b)	657	145,157

		12,361,177

Fixed-Income Funds — 1.3%
CoreAlpha Bond Master Portfolio	$25,998	25,998
iShares Core U.S. Aggregate Bond ETF	881	100,284
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	186	24,189
iShares TIPS Bond ETF(b)	70	8,785
Master Total Return Portfolio	$16,043	16,043

		175,299

Security	Shares	Value

Money Market Funds — 14.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)	1,224,625	$1,225,360
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(c)	743,245	743,245

		1,968,605

Total Investments — 109.0% (Cost: $12,442,515)		14,505,081

Liabilities in Excess of Other Assets — (9.0)%		(1,203,199)

Net Assets — 100.0%		$13,301,882

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares/ Investment Value Held at 03/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$1,306,936	$201,332		$(29,478)	$(607)	$51,599	$1,529,782	117,225	$—		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	916,440	308,920	(a)	—	—	—	1,225,360	1,224,625	462	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	298,259	444,986	(a)	—	—	—	743,245	743,245	33		—
CoreAlpha Bond Master Portfolio	26,876	1,290	(a)	—	(209)	(1,959)	25,998	$25,998	159		—
Diversified Equity Master Portfolio	5,851,950	920,259	(a)	—	239,500	(131,042)	6,880,667	$6,880,667	13,707		—
International Tilts Master Portfolio	1,739,277	20,516	(a)	—	89,562	(38,709)	1,810,646	$1,810,646	10,193		—
iShares Core U.S. Aggregate Bond ETF	53,776	49,197		—	—	(2,689)	100,284	881	202		—
iShares Developed Real Estate Index Fund, Class K	521,849	65,513		—	—	35,179	622,541	59,573	—		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	25,692	—		—	—	(1,503)	24,189	186	100		—
iShares MSCI Canada ETF	258,161	48,406		—	—	29,166	335,733	9,860	—		—
iShares MSCI EAFE Small-Cap ETF	712,959	334,472		(48,534)	(131)	37,885	1,036,651	14,430	—		—
iShares Russell 2000 ETF	139,399	15,064		(26,732)	2,881	14,545	145,157	657	310		—
iShares TIPS Bond ETF	8,936	—		—	—	(151)	8,785	70	—		—
Master Total Return Portfolio	16,486	438	(a)	—	(55)	(826)	16,043	$16,043	193		—

					$330,941	$(8,505)	$14,505,081		$25,359		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock LifePath® Dynamic 2060 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	4	06/18/21	$438	$(1,479)
S&P 500 Micro E-Mini Index	14	06/18/21	278	3,811

				$2,332

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	18,000	USD	14,260	State Street Bank and Trust Co.	06/16/21	$65
CAD	113,484	USD	89,880	State Street Bank and Trust Co.	06/16/21	432

						497

AUD	160,926	USD	125,618	Bank of America N.A.	06/16/21	(3,349)
EUR	444,741	USD	538,083	State Street Bank and Trust Co.	06/16/21	(15,754)
JPY	12,124,634	USD	113,486	Morgan Stanley & Co. International PLC	06/16/21	(3,906)
USD	14,189	CAD	18,000	Standard Chartered Bank	06/16/21	(136)

						(23,145)

						$(22,648)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock LifePath® Dynamic 2060 Fund

Fair Value Hierarchy as of Period End (continued)

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$3,669,864	$—	$—	$3,669,864
Fixed-Income Funds	133,258	—	—	133,258
Money Market Funds	1,968,605	—	—	1,968,605

	$5,771,727	$—	$—	5,771,727

Investments Valued at NAV(a)				8,733,354

				$14,505,081

Derivative Financial Instruments(b)
Assets
Equity Contracts	$3,811	$—	$—	$3,811
Foreign Currency Exchange Contracts	—	497	—	497
Liabilities
Equity Contracts	(1,479)	—	—	(1,479)
Foreign Currency Exchange Contracts	—	(23,145)	—	(23,145)

	$2,332	$(22,648)	$—	$(20,316)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

S C H E D U L E O F I N V E S T M E N T S	3